Note 10 - Related Party Transactions	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
10—RELATED
PARTY TRANSACTIONS

In the ordinary course of business, Consumers National has granted loans to certain executive officers, directors and their affiliates. A summary of activity during the year ended
June
30,
2018
of related party loans were as follows:

Principal balance, July 1	$9,487
New loans	3,786
Repayments	(2,135)
Principal balance, June 30	$11,138

Deposits from executive officers, directors and their affiliates totaled
$5,897
at
June
30,
2018
and
$4,828
at
June
30,
2017.